Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade Accounts Receivable, Net
10)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2020 and 2019, consolidated trade accounts receivable consisted of:

		2020	2019
Trade accounts receivable	$	1,654	1,637
Allowances for expected credit losses		(121)	(116)

	$	1,533	1,521

As of December 31, 2020 and 2019, trade accounts receivable include receivables of $677 and $682, respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of $586 in 2020 and $599 in 2019, were recognized within the line item of “Other financial obligations.” Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $13 in 2020, $25 in 2019 and $23 in 2018. CEMEX’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.

As of December 31, 2020, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	284	38	13.7%
United States		477	8	1.7%
Europe, Middle East, Africa and Asia		766	51	6.7%
South, Central America and the Caribbean		94	20	21.3%
Others		33	4	12.1%

	$	1,654	121

Changes in the allowance for expected credit losses in 2020, 2019 and 2018, were as follows:

		2020	2019	2018
Allowances for expected credit losses at beginning of period	$	116	119	109
Adoption effects of ECL model as of January 1, 2018		—	—	29
Charged to selling expenses		23	12	8
Deductions		(19)	(16)	(20)
Foreign currency translation effects		1	1	(7)

Allowances for expected credit losses at end of period	$	121	116	119

As of December 31, 2020, in relation to the
COVID-19
Pandemic (note 2) and the potential increase in expected credit losses on trade accounts receivable because of the negative economic effects associated with the
COVID-19
Pandemic, CEMEX maintains continuous communication with its customers as part of its collection management, in order to anticipate situations that could represent an extension in the portfolio’s recovery period or in some cases the risk of non-recovery.
As of this same date, the Company considers that these negative effects do not yet have a significant impact on the estimates of expected credit losses and will continue to monitor the development of relevant events that may eventually have effect because of a deepening or extension of the
COVID-19
Pandemic.